INVESTMENTS IN ASSOCIATES (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Oct. 10, 2018 CAD ($) shares	Oct. 10, 2018 EUR (€) shares	Oct. 02, 2018 CAD ($) $ / shares shares	Sep. 12, 2018 CAD ($) $ / shares shares	Mar. 31, 2019 shares	Aug. 31, 2019 CAD ($)	Oct. 10, 2018 EUR (€)	Jan. 31, 2018 $ / shares
Disclosure of associates [line items]
Purchase of interests in associates						$ 12,758
Loss on contingent liability						$ (145)
Alpha-cannabis Pharma GmbH ("ACG") [Member]
Disclosure of associates [line items]
Number of shares acquired | shares	8,333	8,333
Proportion of ownership interest in associate	25.00%	25.00%				25.00%
Purchase of interests in associates	$ 2,436	€ 1,625
Commitment to deliver additional consideration on achievement of gross margin based milestones | €							€ 875
Fair value of contingent shares	$ 972						€ 649
Loss on contingent liability						$ 145
Eviana Health Corporation ("Eviana") [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate			21.40%			19.90%
Percentage of potential ownership interest capped based on certain Canadian securities regulations and contractual obligations			19.90%
Convertible debentures receivable, face value			$ 5,000
Percentage of interest rate on convertible debentures			10.00%
Convertible debentures, Conversion price | $ / shares			$ 1.15
Convertible debentures, total number of shares available upon conversion | shares			4,347,826
Description, Conversion of debentures			The convertible debentures are convertible at the option of the holder at any time at a price of $1.15 per share, or into 4,347,826 common shares. Conversion of the debentures may be forced by Eviana in the event that the volume weighted average price of the common shares of Eviana for ten consecutive days is greater than $2.15, subject to a minimum volume of 100,000 shares in each of those 10 days.
Number of share purchase warrant units acquired | shares			2,500
Shares available per share purchase warrant unit upon conversion | shares			870
Share purchase warrant units, total number of shares available upon conversion | shares			2,175,000
Share purchase warrant exercise price per share | $ / shares			$ 1.30
Right to purchase up to annual CBD oil			25.00%
Percentage of agreed raw CBD oil wholesale market price			95.00%
Recoverable amount based on value in use						$ 3,000
Percentage of discount rate to forecast interest and principal payments of convertible debenture						35.00%
Potential change in impairment loss due to change in discount rate						$ 262
Hyasynth Biologicals Inc. ("Hyasynth") [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate				43.40%		43.40%
Purchase of interests in associates				$ 10,000
Convertible debentures receivable, face value				$ 5,000
Percentage of interest rate on convertible debentures				8.00%
Convertible debentures, Conversion price | $ / shares				$ 40
Convertible debentures, total number of shares available upon conversion | shares				125,000
Commitment for convertible debentures on achievement of production related milestones within 24 months				$ 2,500
Commitment for convertible debentures on achievement of production related milestones within 36 months				$ 5,000
Ability to purchase up to annual cannabinoid or cannabinoid related production				100.00%
Percentage of discount agreed upon wholesale market price for period of 10 years				10.00%
Convertible Debentures [Member]
Disclosure of associates [line items]
Percentage of interest rate on convertible debentures								6.00%
Convertible debentures, Conversion price | $ / shares								$ 5.42
Conversion of convertible debentures, shares issued | shares					6,962,725